Income Taxes	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Income Taxes

12. INCOME TAXES

The provision for income taxes is:

For the years ended December 31,	2018	2017	2016
Current Tax
Canada	(128)	(217)	(260)
United States	2	(38)	1
Current Tax Expense (Recovery)	(126)	(255)	(259)
Deferred Tax Expense (Recovery)	(884)	203	(84)
Tax Expense (Recovery) From Continuing Operations	(1,010)	(52)	(343)

In 2018, 2017 and 2016, the Company recorded a current tax recovery due to the carryback of losses for income tax purposes and prior year adjustments. The maximum recovery was reached in 2018.

In 2018, the Company recorded a deferred tax recovery related to current period losses, including the write-down of the Deep Basin E&E assets, and $78 million arising from an adjustment to the tax basis of the Company’s refining assets. The increase in tax basis was a result of the Company’s partner recognizing a taxable gain on its interest in WRB, which due to an election filed with the U.S. tax authorities, was added to the tax basis of WRB’s assets. A deferred tax expense was recorded in 2017 due to the revaluation gain of our pre-existing interest in connection with the Acquisition, net of a reduction of the U.S. federal corporate income tax rate from 35 percent to 21 percent reducing the Company’s deferred income tax liability and the impact of E&E asset write-downs.

The following table reconciles income taxes calculated at the Canadian statutory rate with recorded income taxes:

For the years ended December 31,	2018	2017	2016
Earnings (Loss) From Continuing Operations Before Income Tax	(3,926)	2,216	(802)
Canadian Statutory Rate	27.0%	27.0%	27.0%
Expected Income Tax Expense (Recovery) From Continuing Operations	(1,060)	598	(217)
Effect of Taxes Resulting From:
Foreign Tax Rate Differential	(57)	(17)	(46)
Non-Taxable Capital (Gains) Losses	82	(129)	(26)
Non-Recognition of Capital (Gains) Losses	99	(99)	(26)
Adjustments Arising From Prior Year Tax Filings	3	(41)	(46)
Recognition of Previously Unrecognized Capital Losses	-	(68)	-
Recognition of U.S. Tax Basis	(78)	-	-
Change in Statutory Rate	-	(275)	-
Non-Deductible Expenses	2	(5)	5
Other	(1)	(16)	13
Total Tax Expense (Recovery) From Continuing Operations	(1,010)	(52)	(343)
Effective Tax Rate	25.7%	(2.3)%	42.8%

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

For the years ended December 31,	2018	2017
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within 12 Months	47	186
Deferred Income Tax Liabilities to be Settled After More Than 12 Months	5,498	6,229
	5,545	6,415
Deferred Income Tax Assets
Deferred Income Tax Assets to be Recovered Within 12 Months	(57)	(374)
Deferred Income Tax Assets to be Recovered After More Than 12 Months	(627)	(428)
	(684)	(802)
Net Deferred Income Tax Liability	4,861	5,613

The deferred income tax assets and liabilities to be settled within 12 months represents Management’s estimate of the timing of the reversal of temporary differences and may not correlate to the current income tax expense of the subsequent year.

The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Timing of Partnership Items	Risk Management	Other	Total
As at December 31, 2016	3,146	-	6	1	3,153
Charged (Credited) to Earnings	625	164	11	1	801
Charged (Credited) to Purchase Price Allocation	2,506	-	-	-	2,506
Charged (Credited) to OCI	(45)	-	-	-	(45)
As at December 31, 2017	6,232	164	17	2	6,415
Charged (Credited) to Earnings	(836)	(164)	27	49	(924)
Charged (Credited) to OCI	54	-	-	-	54
As at December 31, 2018	5,450	-	44	51	5,545

Deferred Income Tax Assets	Unused Tax Losses	Timing of Partnership Items	Risk Management	Other	Total
As at December 31, 2016	(270)	-	(85)	(213)	(568)
Charged (Credited) to Earnings	67	-	(198)	(87)	(218)
Charged (Credited) to Share Capital	-	-	-	(28)	(28)
Charged (Credited) to OCI	12	-	-	-	12
As at December 31, 2017	(191)	-	(283)	(328)	(802)
Charged (Credited) to Earnings	(159)	-	282	8	131
Charged (Credited) to OCI	(7)	-	-	(6)	(13)
As at December 31, 2018	(357)	-	(1)	(326)	(684)

Net Deferred Income Tax Liabilities	Total
Net Deferred Income Tax Liabilities as at December 31, 2016	2,585
Charged (Credited) to Earnings	583
Charged (Credited) to Purchase Price Allocation	2,506
Charged (Credited) to Share Capital	(28)
Charged (Credited) to OCI	(33)
Net Deferred Income Tax Liabilities as at December 31, 2017	5,613
Charged (Credited) to Earnings	(793)
Charged (Credited) to OCI	41
Net Deferred Income Tax Liabilities as at December 31, 2018	4,861

No deferred tax liability has been recognized as at December 31, 2018 and 2017 on temporary differences associated with investments in subsidiaries and joint arrangements where the Company can control the timing of the reversal of the temporary difference and the reversal is not probable in the foreseeable future.

The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2018	2017
Canada	7,935	8,317
United States	1,391	1,714
	9,326	10,031

As at December 31, 2018, the above tax pools included $1,375 million (2017 – $73 million) of Canadian federal non-capital losses and $nil (2017 – $593 million) of U.S. federal net operating losses. These losses expire no earlier than 2033.

Also included in the December 31, 2018 tax pools are Canadian net capital losses totaling $8 million (2017 – $8 million), which are available for carry forward to reduce future capital gains. All of these net capital losses are unrecognized as a deferred income tax asset as at December 31, 2018 (2017 – $8 million). Recognition is dependent on future capital gains. The Company has not recognized $661 million (2017 – $293 million) of net capital losses associated with unrealized foreign exchange losses on its U.S. denominated debt.